SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Summary of fair value liabilities
The hierarchy requires the use of observable market data, when available, and to minimize the use of unobservable inputs when determining fair value. The Company's population of recurring financial assets and liabilities subject to fair value measurements and the necessary disclosures are as follows:

				Significant
(Amounts in thousands)				Other	Significant
		Fair	Quoted Prices	Observable	Unobservable
	Carrying	Value	in Active Markets	Inputs	Inputs
	Value *	Total	(Level 1)	(Level 2)	(Level 3)
As of September 29, 2012
Liabilities:
Senior Unsecured Notes-9.375%	$160,000	$160,800	$160,800	$-	$-
Senior Secured Notes-8.25%	840,000	876,750	876,750	-	-
	$1,000,000	$1,037,550	$1,037,550	$-	$-

As of December 31, 2011
Liabilities:
Senior Subordinated Notes-13.125%	$150,000	$132,188	$132,188	$-	$-
Senior Secured Notes-8.25%	800,000	697,000	697,000	-	-
	$950,000	$829,188	$829,188	$-	$-

*Carrying values exclude unamortized discounts for long-term debt.

The hierarchy requires the use of observable market data, when available, and to minimize the use of unobservable inputs when determining fair value.  The Company's population of recurring financial assets and liabilities subject to fair value measurements and the necessary disclosures are as follows:

			Quoted Prices	Significant
			in Active Markets	Other	Significant
(Amounts in thousands)		Fair	for Identical	Observable	Unobservable
	Carrying	Value	Assets	Inputs	Inputs
Description	Value	Total	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Senior Subordinated Notes-13.125%	$150,000	$132,188	$132,188	$-	$-
Senior Secured Notes-8.25%	800,000	697,000	697,000	-	-
As of December 31, 2011	$950,000	$829,188	$829,188	$-	$-
Liabilities:
Senior Subordinated Notes-13.125%	$150,000	$159,375	$159,375	$-	$-
Senior Secured Notes-11.75%	725,000	775,750	775,750	-	-
As of December 31, 2010	$875,000	$935,125	$935,125	$-	$-

The fair value of the long-term debt instruments was determined by utilizing available market information.  The carrying value of the Company's other financial instruments approximates their fair value.  Also see Note 5 for fair value disclosures of the pension assets.

Components of accumulated other comprehensive (loss) income
The components of accumulated other comprehensive (loss) income are as follows:

(amounts in thousands)	Foreign	Minimum	Accumulated
	currency	pension	other
	translation	liability	comprehensive
		adjustments	income
Balance at December 31, 2008	$(605)	$(4,938)	$(5,543)
Net current period change	4,709	1,158	5,867

Balance at December 31, 2009	4,104	(3,780)	324
Net current period change	1,639	(740)	899

Balance at December 31, 2010	5,743	(4,520)	1,223
Net current period change	(691)	(6,600)	(7,291)

Balance at December 31, 2011	$5,052	$(11,120)	$(6,068)